revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
revenue from contracts with customers
Customer accounts receivable	$ 1,285	$ 1,263
Accrued receivables - customer	179	175
Allowance for doubtful accounts	(42)	(53)
Total	1,422	1,385
Accrued receivables - other	413	215
Total	$ 1,835	$ 1,600